Operating lease liabilities	12 Months Ended
Dec. 31, 2025
Operating lease liabilities
Operating lease liabilities

15. Operating lease liabilities

The Group generally enters into lease agreements for office premise, warehouses and stores. The lease agreements do not contain any material residual value guarantees or material restrictive covenants. Some of the lease agreements contain renewal options. Such options are accounted for only when it is reasonably certain that the Group will exercise the options. Most of the lease payments under E-commerce segment are fixed. The lease payments under Brand Management segment are typically payable in one of three ways: (i) fixed rental; (ii) the higher of a fixed base rental or a percentage of the store’s sale; or (iii) a percentage of the store’s sale.

The following table discloses the weighted-average remaining lease term and weighted-average discount rate for the Group’s leases:

	Year ended December 31,
Lease Term and Discount Rate	2024		2025
Weighted-average remaining lease term:
- Operating leases	4.30	years	3.93	years
Weighted-average discount rate:
- Operating leases	6.13%		6.03%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Operating lease
RMB
2026	274,512
2027	192,099
2028	129,399
2029	96,024
2030	77,296
Thereafter	49,858
Total lease commitment	819,188

Less: imputed interest	(89,878)

Total operating lease liabilities	729,310
Less: current operating lease liabilities	(239,712)

Long-term operating lease liabilities	489,598

As of December 31, 2025, the future lease payments for short-term operating leases that are not capitalized as right-of-use assets were RMB3,898.

Supplemental cash flow information related to leases for the year ended December 31, 2024 and 2025 is as follows:

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	432,477	362,289	294,383
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	429,788	122,728	103,930

During the three years ended December 31, 2023, 2024 and 2025, the Group incurred operating lease costs of RMB447,126, RMB385,953 and RMB311,789 (excluding RMB15,653 for short-term leases not capitalized as right-of-use assets), respectively. During the three years ended December 31, 2023, 2024 and 2025, the Group incurred variable lease costs expenses of RMB20,276, RMB16,361 and RMB14,793, respectively.